Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of the major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Technology (*)	An investee of the Group, and controlled by the Founder
Core Fund, Core Fund II, Development Fund I and Acquisition Fund I (“Property Funds”)	Investees of the Group
ATRenew and its subsidiaries (“ATRenew Group”)	An investee of the Group

(*)	JD Technology became an investee of the Group since June 2020 (Note 6).

Schedule of the major related party transactions
(a) The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Revenues:
Commission from cooperation on advertising business with Tencent Group(**)	288	355	248
Services provided and products sold to Tencent Group(**)	399	375	553
Services provided and products sold to Dada Group	133	179	523
Services provided and products sold to ATRenew Group	349	664	894
Services provided and products sold to JD Technology	342	598	882
Operating expenses:
Services received and purchases from Tencent Group(**)	2,222	3,226	5,010
Services received from Dada Group	1,565	2,200	1,087
Payment processing and other services received from JD Technology	4,981	6,945	8,762
Lease and property management services received from Property Funds	476	838	1,180
Services received from ATRenew Group	10	32	31
Other income:
Income from non-compete agreement with Dada Group	82	82	77
Interest income from loans provided to JD Technology	41	31	253
Interest income from loans provided to Property Funds	75	49	39
(**)
In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson E-Commerce Development Company Limited, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete
agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson E-Commerce Development Company Limited by exercising the rights previously granted to the Group in March 2014.

Schedule of the major related party balances
(b) The Group had the following balances with the major related parties:

	As of December 31,
	2020	2021
	(RMB in millions)
Due from Tencent Group	791	1,956
Due from JD Technology
Loans provided to JD Technology (***)	2,707	2,876
Other receivables from/(payables) to JD Technology	1,359	(416)
Due from Property Funds
Loans provided to Property Funds (***)	1,045	769
Other receivables from Property Funds	615	87
Due from ATRenew Group	5	—

Total	6,522	5,272

Due to Dada Group	(498)	(337)
Due to ATRenew Group	—	(45)

Total	(498)	(382)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(145)	(83)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to ATRenew Group	(1,468)	(1,038)

Total	(1,613)	(1,121)

Other liabilities in relation to non-compete obligation to Dada Group	(181)	(101)

Total	(181)	(101)

(***)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.